Corporation Unfunded Postretirement Health Care Benefit Plan And The Related Amounts Recognized In The Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ 333,287	$ 210,935	$ 127,786
Reconciliation Of Net Liabilities Abstract:
Accumulated other comprehensive loss at end of year	(333,287)	(210,935)	(127,786)
Postretirement Benefit Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	164,313	111,628
Service cost	2,016	1,727	2,195
Interest cost	8,543	6,434	8,105
Temporary Deviation Loss	437	86	0
Termination benefit cost	0	671	0
Benefits paid	(6,108)	(5,068)
Actuarial loss	11,788	48,835
Benefit obligation at end of year	180,989	164,313	111,628
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net prior service cost	(200)	(1,161)		(200)
Net loss	37,669	26,949
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	37,469	25,788	(25,268)
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(164,313)	(111,628)
Accumulated other comprehensive loss at beginning of year	25,788	(25,268)
Amount prepaid (accued) at beginning of year	(138,525)	(136,896)
Net periodic benefit credit (cost)	(10,666)	(5,940)
Contributions	6,108	5,068
Additional benefit cost	(437)	(757)
Amount prepaid (accrued) at end of year	(143,520)	(138,525)	(136,896)
Accumulated other comprehensive loss at end of year	(37,469)	(25,788)	25,268
Net liabilities at end of year	$ (180,989)	$ (164,313)	$ (111,628)